Commitments and Contingencies - Off-Balance Sheet Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Residential mortgage
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional amount	$ 173	$ 200	$ 244
CRE
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional amount	9,661	9,955
Other consumer
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional amount	1,032	723
Commitments to extend, originate, or purchase credit and other commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional amount	207,285	216,838
Letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional amount	$ 6,239	$ 6,030